Submission	Sep. 15, 2026
Submission [Line Items]
Central Index Key	0001410635
Registrant Name	American Water Capital Corp.
Registration File Number	333-277166-01
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES